OPERATING COSTS AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Operating Costs And Expenses
Schedule of operating costs and expenses

	2022	2021	2020
Energy purchased for resale
Supply from Itaipu Binacional	1,644	1,946	1,990
Physical guarantee quota contracts	925	832	780
Quotas for Angra I and II nuclear plants	357	244	303
Spot market	530	1,224	1,497
Proinfa Program	598	401	318
	2022	2021	2020
‘Bilateral’ contracts	493	418	333
Energy acquired in Regulated Market auctions	3,334	6,242	3,334
Energy acquired in the Free Market	6,003	4,976	3,977
Distributed generation (‘Geração distribuída’)	1,977	1,268	678
PIS/Pasep and Cofins credits	(1,247)	(1,450)	(1,099)
	14,614	16,101	12,111
Basic Network Usage Charges
Transmission charges - Basic Grid	2,925	3,663	1,910
Distribution charges	50	41	40
PIS/Pasep and Cofins credits	(304)	(367)	(202)
	2,671	3,337	1,748

Gas purchased for resale	2,735	2,011	1,083

Total costs of energy and gas	20,020	21,449	14,942

Schedule of construction and infrastructure cost

	2022	2021	2020
Personnel and managers	135	100	83
Materials	2,233	1,150	775
Outsourced services	1,052	682	598
Others	116	104	125
Total	3,536	2,036	1,581

Schedule of other operating expenses (revenues), net

	Operating costs		Expected credit loss		General and administrative expenses		Other operating expenses
	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021
Personnel	976	983	-	-	376	258	-	-	1,352	1,240
Employees’ and managers’ income sharing	-	-	-	-	4	2	79	132	83	134
Post-employment benefits (Note 24)	-	-	-	-	-	-	626	15	626	16
Materials	93	76	-	-	55	18	-	-	149	94
Outsourced services	1,433	1,265	-	-	273	185	-	-	1,706	1,450
Depreciation and amortization	1,110	947	-	-	72	102	-	-	1,182	1,049
Operating provisions and adjustments for operating losses	278	86	-	-	-	-	123	145	401	231
Expected credit losses of accounts receivable	-	-	109	144	-	-	-	-	109	144
Reversal of provision for expected credit losses with related party - Renova	-	-	-	-	-	-	(54)	-	(54)	-
Write-off of financial asset (Note 14)	-	-	-	-	-	-	172	-	172	-
Other operation costs and expenses	205	81	-	-	9	7	178	306	398	394
Total	4,095	3,438	109	144	789	572	1,125	598	6,123	4,752